Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Intangible Assets [Roll Forward]
Balance at beginning of year	$ 632,434	$ 475,043		$ 475,043
Additions	24,007	286,159
Additions from acquisitions	157,170	36,458
Amortization	(103,230)	(122,560)	$ (118,600)
Disposals	(537)	0
Impairments	0	(40,301)
Foreign currency translation adjustments	16,350	(2,365)
Balance at end of year	726,194	632,434	475,043	726,194
Goodwill [Roll Forward]
Balance at beginning of year	2,140,503	2,108,536		2,108,536
Business combinations	157,627	34,807
Purchase adjustments	3,382	(236)
Disposals	0	(225)
Foreign currency translation adjustments	62,519	(2,379)
Balance at end of year	$ 2,364,031	$ 2,140,503	$ 2,108,536	$ 2,364,031